Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	26,884,921	16,130,952	[1]
Common stock, shares outstanding	26,884,921	16,130,952	[1]

[1]	Please refer to note 3.